Institutional Shares [Member] Expense Example - Institutional - Western Asset Institutional U.S. Treasury Reserves - Institutional Shares	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	67
Expense Example, with Redemption, 5 Years	120
Expense Example, with Redemption, 10 Years	$ 276